UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: November 30

Date of reporting period: August 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON PARTNERS INTERMEDIATE

MATURITY NEW YORK MUNICIPALS FUND

FORM N-Q

AUGUST 31, 2008

LEGG MASON PARTNERS INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of Investments (unaudited)	August 31, 2008

FACE AMOUNT	SECURITY	VALUE
MUNICIPAL BONDS - 95.9%
Education - 14.2%
$710,000	Hempstead Town, NY, IDA Civic Facility Revenue, Adelphi University, 5.250% due 2/1/14	$729,518
	Nassau County, NY, IDA Civic Facility Revenue, Hofstra University Project, MBIA:
1,250,000	5.250% due 7/1/13	1,371,875
2,000,000	5.250% due 7/1/14	2,210,620
	New York State Dormitory Authority Revenue:
2,400,000	City University Refunding, AMBAC/TCRS, 5.750% due 7/1/12	2,540,856
1,000,000	Fordham University, 5.000% due 7/1/23	1,048,200
500,000	Siena College, MBIA, 5.000% due 7/1/10	524,525
	St. Johns University, MBIA:
1,000,000	5.000% due 7/1/19	1,055,410
1,200,000	5.000% due 7/1/20	1,253,004
1,000,000	5.000% due 7/1/21	1,036,020
1,100,000	St. Thomas Aquinas, Radian, 5.000% due 7/1/14	1,112,012
725,000	Yeshiva University, AMBAC, 5.375% due 7/1/15	768,043
1,670,000	New York State Dormitory Authority, State Personal Income Tax Revenue, 5.000% due 3/15/19	1,824,776
	Troy, NY, IDA Civic Facility Revenue, Rensselaer Polytechnic Institute:
1,150,000	5.500% due 9/1/11	1,239,194
1,100,000	5.500% due 9/1/12	1,204,027
1,000,000	5.500% due 9/1/13	1,086,320
	Total Education	19,004,400
Electric - 7.2%
	Long Island Power Authority, Electric System Revenue:
2,500,000	5.250% due 6/1/13	2,727,125
2,000,000	MBIA, 5.250% due 4/1/10	2,022,760
800,000	Port Authority of New York & New Jersey Special Obligation Revenue, Fourth Installment, Special Project, KIAC-4, 6.750% due 10/1/11 (a)	800,880
3,890,000	Puerto Rico Electric Power Authority, Power Revenue, 5.375% due 7/1/22	3,989,701
	Total Electric	9,540,466
Hospitals - 11.2%
1,500,000	New York State Dormitory Authority Lease Revenue, Municipal Health Facilities Improvement Program, FSA, 5.500% due 1/15/14	1,599,570
	New York State Dormitory Authority Revenue:
4,555,000	FHA of New York & Presbyterian Hospital, FSA, 5.250% due 2/15/25	4,693,062
1,000,000	Mental Health Services Facilities Improvement, 6.000% due 2/15/12	1,099,950
5,000,000	Municipal Health Facility, 5.000% due 1/15/25	5,104,700
1,370,000	NYSARC Inc., FSA, 5.000% due 7/1/12	1,471,928
1,000,000	Syracuse, NY, IDA Civic Facility Revenue, Crouse Health Inc., Project, LOC- Bank of America, 5.000% due 1/1/10	1,013,590
	Total Hospitals	14,982,800
Housing - 3.8%
5,000,000	New York State Mortgage Agency Revenue, 5.000% due 4/1/25	5,031,300

Industrial Development - 0.6%
750,000	Essex County, NY, IDA, PCR, International Paper Co. Project, 5.700% due 7/1/16 (a)	748,530
Leasing - 14.7%
460,000	Capital District Youth Center, Lease Revenue, LOC-KeyBank N.A., 6.000% due 2/1/17	461,132
5,000,000	New York City, NY, TFA, Building Aid Revenue, 5.000% due 1/15/27	5,104,700
	New York State Dormitory Authority Revenue:

See Notes to Schedule of Investments.

LEGG MASON PARTNERS INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	August 31, 2008

FACE AMOUNT	SECURITY	VALUE
Leasing - 14.7% (continued)
$2,000,000	City University Systems, Second Generation, FGIC, 5.000% due 7/1/16	$2,042,100
	State University Dormitory Facilities:
1,685,000	5.000% due 7/1/23	1,753,917
3,050,000	5.000% due 7/1/24	3,160,013
1,000,000	Third General Resolution, MBIA/IBC, 5.250% due 11/15/12	1,092,610
1,900,000	New York State Urban Development Corp., Revenue, Correctional Facilities, 6.500% due 1/1/09	1,926,277
1,395,000	Suffolk County, NY, Judicial Facilities Agency, Service Agreement Revenue, John P. Cohalan Complex, AMBAC, 5.750% due 10/15/11	1,456,924
	Virgin Islands Public Finance Authority Revenue, Senior Lien:
1,580,000	5.300% due 10/1/11	1,596,953
1,000,000	5.500% due 10/1/13	1,010,560
	Total Leasing	19,605,186
Local General Obligation - 5.9%
860,000	Huntington Union Free School District, GO, FGIC, 5.500% due 7/15/11	931,595
1,000,000	Monroe County, NY, GO, Public Improvement, 6.000% due 3/1/18	1,117,290
1,000,000	Nassau County, NY, GO, Combined Sewer Districts, MBIA, 5.400% due 5/1/10	1,047,450
435,000	Niagara County, NY, GO, Environmental Infrastructure, MBIA, 5.250% due 8/15/13	476,121
275,000	North Hempstead, NY, GO, 5.000% due 5/15/12	296,499
630,000	Nyack, NY, GO, Union Free School District, FGIC, 5.250% due 12/15/15	704,145
	Pulaski, Central School District, NY, GO, FGIC:
445,000	5.000% due 6/15/11	470,872
780,000	5.000% due 6/15/12	834,179
1,880,000	Suffolk County, NY, GO, Public Improvement, MBIA, 5.250% due 4/1/13	2,030,287
	Total Local General Obligation	7,908,438
Other Revenue - 0.9%
1,990,000	Municipal Assistance Corp. for the City of Troy, NY, Capital Appreciation, MBIA, zero coupon bond to yield 5.690% due 1/15/19	1,256,008
Pre-Refunded/Escrowed to Maturity - 5.5%
1,540,000	Buffalo, NY, GO, School, FSA, 4.750% due 2/1/16	1,575,713
1,000,000	Erie County, NY, GO, Public Improvement, FGIC, 5.750% due 10/1/11 (b)	1,041,360
605,000	New York State Environmental Facilities Corp., State Clean Water & Drinking Water Revenue, 5.250% due 6/15/14 (c)(d)	616,483
1,000,000	New York State Thruway Authority, Highway & Bridge Transportation Fund, FGIC, 5.500% due 4/1/16 (b)	1,091,610
605,000	Onondaga County, NY, IDA, Syracuse Home Association Project, LOC- HSBC Bank (USA) Inc., 5.000% due 12/1/13 (b)	622,170
240,000	Suffolk County, NY, Water Authority, Waterworks Revenue, Senior Lien, MBIA, 5.100% due 6/1/09 (c)	246,379
2,050,000	Yonkers, NY, GO, FGIC, 5.000% due 6/1/15	2,120,930
	Total Pre-Refunded/Escrowed To Maturity	7,314,645
Special Tax - 14.7%
1,100,000	Municipal Assistance Corp. for the City of Troy, NY, MBIA, 5.000% due 1/15/16	1,109,856
	New York City, NY, TFA Revenue, Future Tax Secured:
1,000,000	5.375% due 2/1/15	1,062,140
1,450,000	4.750% due 11/15/16	1,477,173
1,600,000	MBIA, 5.250% due 5/1/12	1,735,328
	New York State Dormitory Authority, State Personal Income Tax Revenue:
2,500,000	5.000% due 3/15/23	2,645,650
2,000,000	Economic Development & Housing, 5.000% due 12/15/17	2,224,140
	New York State Urban Development Corp.:

See Notes to Schedule of Investments.

LEGG MASON PARTNERS INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	August 31, 2008

FACE AMOUNT	SECURITY	VALUE
Special Tax - 14.7% (continued)
$4,645,000	Correctional and Youth Facilities, Unrefunded Balance, 5.500% due 1/1/17 (e)	$4,909,068
4,245,000	Revenue, Refunding Service Contract, 5.250% due 1/1/25	4,443,751
	Total Special Tax	19,607,106
Transportation - 9.6%
950,000	Albany, NY, Parking Authority Revenue, 5.250% due 10/15/12	1,003,675
2,000,000	MTA of New York, Service Contract, FSA, 5.500% due 11/15/13	2,207,340
	New York State Thruway Authority:
4,000,000	Second General Highway & Bridge Trust Fund, 5.000% due 4/1/23	4,180,240
1,000,000	State Personal Income Tax Revenue, 5.000% due 3/15/19	1,085,420
1,600,000	Niagara Falls, Bridge Commission Toll Revenue, FGIC, 5.250% due 10/1/15	1,690,912
415,000	Port Authority of New York & New Jersey Special Obligation Revenue, Special Project, JFK International Airport Terminal 6, MBIA, 6.250% due 12/1/10 (a)	438,912
2,000,000	Triborough Bridge & Tunnel Authority New York Revenue, General Purpose, 5.250% due 1/1/14	2,135,420
	Total Transportation	12,741,919
Water & Sewer - 7.6%
3,250,000	New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, MBIA, 5.000% due 6/15/15	3,285,132
1,900,000	New York State Environmental Facilities Corp., State Clean Water & Drinking, Revolving Funds, 5.250% due 6/15/14	2,010,542
4,000,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, 5.000% due 7/1/28	4,074,360
760,000	Suffolk County, NY, Water Authority, Waterworks Revenue, Unrefunded Balance, Senior Lien, MBIA, 5.100% due 6/1/09	777,123
	Total Water & Sewer	10,147,157
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $124,413,633)	127,887,955
SHORT-TERM INVESTMENTS - 8.9%
Education - 0.4%
300,000	New York City, NY, GO, Subordinated, FSA, SPA-Dexia Credit Local, 2.250%, 9/2/08 (f)	300,000
200,000	Syracuse, NY, Industrial Development Agency, Civic Facility Revenue, Syracuse University Project, LOC-JPMorgan Chase, 2.450%, 9/2/08 (f)	200,000
	Total Education	500,000
General Obligation - 4.0%
	New York City, NY, GO:
500,000	LIQ FAC-Depfa Bank PLC, 2.300%, 9/2/08 (f)	500,000
900,000	LOC-JPMorgan Chase, 2.200%, 9/2/08 (f)	900,000
2,100,000	LOC-Landesbank Hessen-Thuringen, 2.300%, 9/2/08 (f)	2,100,000
600,000	LOC-Morgan Guaranty Trust, 2.200%, 9/2/08 (f)	600,000
	Subordinated:
200,000	LOC-Bank of New York, 2.140%, 9/2/08 (f)	200,000
100,000	LOC-BNP Paribas, 1.730%, 9/3/08 (f)	100,000
700,000	LOC-JPMorgan Chase, 2.200%, 9/2/08 (f)	700,000
100,000	LOC-Royal Bank of Scotland, 1.450%, 9/4/08 (f)	100,000
100,000	New York, NY, GO, Subordinated, LOC-JPMorgan Chase, 2.200%, 9/2/08 (f)	100,000
	Total General Obligation	5,300,000
Housing: Multi-Family - 0.3%
200,000	New York State Housing Finance Agency, Revenue, 88 Leonard Street Housing, LOC-Landesbank Hessen-Thuringen, 1.550%, 9/3/08 (f)	200,000

See Notes to Schedule of Investments.

Legg Mason Partners Intermediate Maturity New York Municipals Fund

Schedule of Investments (unaudited) (continued)	August 31, 2008

FACE AMOUNT	SECURITY	VALUE
Housing: Multi-Family - 0.3% (continued)
$200,000	New York, NY, HDC, MFH, Revenue, 90 West St., LIQ-FNMA, 1.750%, 9/3/08 (f)	$200,000

	Total Housing: Multi-Family	400,000

Industrial Development - 0.4%
600,000	New York City, NY, IDA, Revenue, Center For Jewish History Project, LOC- Bank of America, 1.830%, 9/4/08 (f)	600,000

Transportation - 0.9%
200,000	MTA, NY, Revenue, LOC-BNP Paribas, 2.500%, 9/2/08 (f)	200,000
1,000,000	Triborough Bridge & Tunnel Authority, NY, Revenue, Refunding, MTA Bridges Tunnels, FSA, SPA-JPMorgan Chase, 1.900%, 9/3/08 (f)	1,000,000

	Total Transportation	1,200,000

Utility - 1.3%
1,700,000	Long Island Power Authority, NY, Electric System Revenue, FSA, SPA- Dexia Credit Local, 2.100%, 9/5/08 (f)	1,700,000

Water & Sewer - 1.6%
	New York City, NY:
1,600,000	MFA Water & Sewer System Revenue, Second General Resolution, Fiscal 2008, SPA-Fortis Bank SA, 2.300%, 9/2/08 (f)	1,600,000
	Municipal Water Finance Authority, Water & Sewer System Revenue:
200,000	SPA-Lloyds TSB Bank PLC, 2.250%, 9/2/08 (f)	200,000
345,000	Subordinated, SPA-Dexia Credit Local, 1.550%, 9/4/08 (f)	345,000

	Total Water & Sewer	2,145,000

	TOTAL SHORT-TERM INVESTMENTS (Cost - $11,845,000)	11,845,000

	TOTAL INVESTMENTS - 104.8% (Cost - $136,258,633#)	139,732,955
	Liabilities in Excess of Other Assets - (4.8)%	(6,415,942)

	TOTAL NET ASSETS - 100.0%	$133,317,013

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(c)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(d)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(e)	Variable rate security. Interest rate disclosed is that which is in effect at August 31, 2008.

(f)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AMBAC	— Ambac Assurance Corporation - Insured Bonds
FGIC	— Financial Guaranty Insurance Company - Insured Bonds
FHA	— Federal Housing Administration
FNMA	— Federal National Mortgage Association
FSA	— Financial Security Assurance - Insured Bonds
GO	— General Obligation
HDC	— Housing Development Corporation
IBC	— Insured Bond Certificates
IDA	— Industrial Development Authority
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MBIA	— Municipal Bond Investors Assurance Corporation - Insured Bonds
MFA	— Municipal Finance Authority
MFH	— Multi-Family Housing

See Notes to Schedule of Investments.

LEGG MASON PARTNERS INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	August 31, 2008

MTA	— Metropolitan Transportation Authority
PCR	— Pollution Control Revenue
Radian	— Radian Asset Assurance
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TCRS	— Transferable Custodial Receipts
TFA	— Transitional Finance Authority

Ratings Table*

S&P/Moody’s**
AAA/Aaa	24.8%
AA/ Aa	48.3
A	9.5
BBB/Baa	8.3
A-1/VMIGI	8.5
NR	0.6
100.0%

*	As a percentage of total investments.

**	S&P primary rating; Moody’s secondary.

See pages 6 and 7 for definitions of ratings.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes can be visualized as most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore

Bond Ratings (unaudited)(continued)

not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C — Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings (unaudited)

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s highest rating for issues having a demand feature — VRDO.

MIG1 — Moody’s highest rating for short-term municipal obligations.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Intermediate Maturity New York Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Financial Futures Contracts. The Fund may enter into financial futures contracts typically to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin, equal to a certain percentage of the contract amount (initial margin deposit). Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the fluctuation in the value. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the initial margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(b) Fund Concentration. Since the Fund invests primarily in obligations of issuers within New York, it is subject to possible concentration risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting New York.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investment Valuation

Effective December 1, 2007, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in municipals obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	August 31, 2008	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$139,732,955	—	$139,732,955	—
Other Financial Instruments*	(13,469)	$(13,469)	—	—

Total	$139,719,486	$(13,469)	$139,732,955	—

*	Other financial instruments may include written options, futures, swaps and forward contracts.

3. Investments

At August 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$3,666,354
Gross unrealized depreciation	(192,032)

Net unrealized appreciation	$3,474,322

At August 31, 2008, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Loss
Contracts to Sell:
U. S. Treasury 10-Year Notes	86	12/08	$9,919,531	$9,933,000	$(13,469)

3. Recent accounting pronouncement

In March 2008, Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: October 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: October 29, 2008

By	/S/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date: October 29, 2008